Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers | $	$ 987,658	$ 817,878
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project | $	3,000,000
Payments made towards commitments for construction of certain carriers and tankers | $	1,000,000
Estimated remaining payments required to be made under newbuilding contract in 2017 | $	1,100,000
Estimated remaining payments required to be made under newbuilding contract in 2018 | $	607,300
Estimated remaining payments required to be made under newbuilding contract in 2019 | $	$ 250,300
Newbuildings [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	9
Newbuildings [Member] | Long Distance Towing and Offshore Installation [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Shuttle Tankers [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Floating Storage and Off-take [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings [Member] | FPSO Segment [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings [Member] | Delivery in 2017 [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Delivery in 2017 [Member] | Long Distance Towing and Offshore Installation [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Delivery in 2017 [Member] | Shuttle Tankers [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Delivery in 2017 [Member] | Floating Storage and Off-take [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings [Member] | Delivery in 2017 [Member] | FPSO Segment [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings [Member] | Delivery in 2018 [Member] | Long Distance Towing and Offshore Installation [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings [Member] | Delivery in 2019 [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2